Schedule of income before income tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss before income tax	$ (4,438,879)	$ (2,561,399)	$ (38,248,459)	$ (13,894,305)
Seamless Group Inc [Member]
Loss before income tax				(13,894,305)	$ (15,611,931)
MALAYSIA
Loss before income tax			1,126,832	2,042,746
MALAYSIA | Seamless Group Inc [Member]
Loss before income tax				2,042,746	1,606,867
INDONESIA
Loss before income tax			(723,350)	(786,490)
INDONESIA | Seamless Group Inc [Member]
Loss before income tax				(786,490)	1,609,362
HONG KONG
Loss before income tax			$ (38,651,082)	(15,141,598)
HONG KONG | Seamless Group Inc [Member]
Loss before income tax				(15,141,598)	(18,818,064)
Others [Member] | Seamless Group Inc [Member]
Loss before income tax				$ (8,963)	$ (10,096)